Employee Benefits Payable - Additional Information (Detail) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of defined benefit plans [line items]
Long-term employee benefits or post-employment benefits	$ 0	$ 0	$ 0